Related Party Transactions - Additional Information (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Percentage of increase in notes of the group	20.00%
Key management personnel compensation	$ 15,690,972	$ 15,841,127